Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 PreAnalytiX GmbH [Member]	Dec. 31, 2012 QIAGEN Finance [Member]	Aug. 31, 2004 QIAGEN Finance [Member]	Dec. 31, 2012 QIAGEN Euro Finance [Member]	Dec. 31, 2012 Scandinavian Gene Synthesis AB [Member]	Dec. 31, 2011 Scandinavian Gene Synthesis AB [Member]	Dec. 31, 2012 Pyrobett	Dec. 31, 2010 Pyrobett	May 31, 2006 Convertible Notes 3.25% Due in 2026 [Member] QIAGEN Euro Finance [Member]
Investment [Line Items]
Ownership percentage			50.00%	100.00%		100.00%	40.00%		19.00%
Convertible debt					$ 150.0						$ 300.0
Stated interest rates					1.50%						3.25%
Investment made in company	15.5	6.8								4.0
Cost-method Investments, Other than Temporary Impairment	3.4
Payments to Acquire Equity Method Investments								9.7
Advance Payment, Equity Method Investment, Additional Shares Acquisition Option								6.7
Equity Method Investment Acquisition Option Percent							60.00%
Business Combination Step Acquisition Equity Interest in Acquiree Payment							$ 8.4